CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated (Deficit)
Balance, shares at Dec. 31, 2017		6,596,000
Balance, amount at Dec. 31, 2017	$ (1,524,735)	$ 6,596	$ (6,596)	$ (1,524,735)
Conversion of BTND ownership to common stock, shares		820,000
Conversion of BTND ownership to common stock, amount	0	$ 820	(820)	0
Common stock and warrants issued in private placement, net of cash offering costs of $122,734 and placement agent warrant of $15,421 and common stock of $327,600, shares		410,004
Common stock and warrants issued in private placement, net of cash offering costs of $122,734 and placement agent warrant of $15,421 and common stock of $327,600, amount	149,245	$ 410	148,835	0
Placement agent warrant	15,421	$ 0	15,421	0
Common stock issues as part of private placement offering costs, shares		260,000
Common stock issues as part of private placement offering costs, amount	327,600	$ 260	327,340	0
Distributions	(29,572)	0	0	(29,572)
Net Income	20,803	$ 0	0	20,803
Balance, shares at Dec. 30, 2018		8,086,004
Balance, amount at Dec. 30, 2018	(1,041,238)	$ 8,086	484,180	(1,533,504)
Balance, shares at Dec. 31, 2018		8,086,004
Balance, amount at Dec. 31, 2018	(1,041,238)	$ 8,086	484,180	(1,533,504)
Net Income	(179,551)	$ 0	0	(179,551)
Balance, shares at Sep. 29, 2019		8,086,004
Balance, amount at Sep. 29, 2019	(1,220,789)	$ 8,086	484,180	(1,713,055)
Balance, shares at Dec. 31, 2018		8,086,004
Balance, amount at Dec. 31, 2018	(1,041,238)	$ 8,086	484,180	(1,533,504)
Net Income	(368,577)	$ 0	0	(368,577)
Issuance of incentive compensation shares, shares		9,000
Issuance of incentive compensation shares, amount	13,500	$ 9	13,491	0
Balance, shares at Dec. 29, 2019		8,095,004
Balance, amount at Dec. 29, 2019	(1,396,315)	$ 8,095	497,671	(1,902,081)
Balance, shares at Jun. 30, 2019		8,086,004
Balance, amount at Jun. 30, 2019	(1,249,416)	$ 8,086	484,180	(1,741,682)
Net Income	28,627	$ 0	0	28,627
Balance, shares at Sep. 29, 2019		8,086,004
Balance, amount at Sep. 29, 2019	(1,220,789)	$ 8,086	484,180	(1,713,055)
Balance, shares at Jun. 28, 2020		8,095,004
Balance, amount at Jun. 28, 2020	(835,137)	$ 8,095	497,671	(1,340,903)
Net Income	254,184	$ 0	0	254,184
Balance, shares at Sep. 27, 2020		8,095,004
Balance, amount at Sep. 27, 2020	$ (580,953)	$ 8,095	$ 497,671	$ (1,086,719)